Schedule of Amounts Recognized and Guarantees Given Related to Derivative Financial Instrument (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	$ (4,783)	$ (5,342)	$ (3,666)
Dollar Per Real [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(4,704)	(5,034)	(3,296)
Additional Information By Geographies [axis] | Crude Oil [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income		(502)	(216)
Additional Information By Geographies [axis] | Gasoline [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income			11
Additional Information By Geographies [axis] | Diesel [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income			(12)
Additional Information By Geographies [axis] | Non Controlling Interests [abstract] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(79)	194	(153)
Additional Information By Geographies [axis] | Derivative liabilities [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(79)	(308)	(370)
Currency Derivatives [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(78)	(278)	(166)
Currency Derivatives [Member] | Syndicate of banks [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(85)	11	(18)
Currency Derivatives [Member] | Participacoes em Complexos Bioenergeticos S.A.PCBIOS [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income		(23)	(153)
Currency Derivatives [Member] | Error Segment [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	9	20	(8)
Currency Derivatives [Member] | Swap Cdi Dollar [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(3)	(284)	7
Interest Rate Derivatives [Member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(41)	(36)	6
Interest Rate Derivatives [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	1	(2)	6
Interest Rate Derivatives [Member] | Swap C D I [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(41)	(36)	6
Cash flow hedges [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	$ (4,585)	$ (4,720)	$ (3,136)